Commitments, Contingencies and Guarantees (Tables)	12 Months Ended
Dec. 31, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of Detailed Information About Leases	The following table sets forth the adjustments to our operating lease commitments used to derive the lease obligations recognized on our initial application of IFRS 16:

Operating lease commitments at December 31, 2018	$107.4
Discounted using our incremental borrowing rate at January 1, 2019	(13.2)
Recognition exemption for short-term and low-value leases	(1.9)
Extension options reasonably certain to be exercised	19.7
Lease obligations recognized at January 1, 2019 under IFRS 16	112.0
Lease obligations previously classified as finance leases under IAS 17	10.4
Total lease obligations at January 1, 2019	$122.4
At December 31, 2020, the contractual undiscounted cash flows for our lease obligations were as follows:

Years ending December 31	Total
2021	$37.1
2022	31.1
2023	24.4
2024	14.3
2025	10.1
Thereafter	24.3
$141.3
Other lease related expenses that were recognized in the consolidated statement of operations are as follows:

Year ended December 31	2019	2020
Interest expense on lease obligations	$6.6	$6.1
Variable lease payments not included in the measurement of lease obligations	$0.7	$0.8
Expenses relating to short-term leases or low-value leases	$4.6	$3.7
At December 31, 2020, we have commitments (that are not recognized as liabilities) under IT support agreements that require future minimum payments as follows:

2021	$21.4
2022	19.5
2023	17.2
2024	14.4
2025	12.4
Thereafter	37.3
Total future minimum payments	$122.2